Risk Management - Summary of Exposure to Volatility of Exchange Rate of its Functional Currency Against US Dollar (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2024 MXN ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)
Disclosure of financial risk management [line items]
Financial assets					$ 4,290,892		$ 1,231,491
Exchange Rate Risks
Disclosure of financial risk management [line items]
Financial assets			$ 15,090,609	$ 7,895,480		$ 168,680,767		$ 13,643,181
Financial liabilities			(246,151,781)	(214,784,571)		$ (377,286)		$ (287,343,524)
Foreign exchange monetary position	$ 168,303,481	$ (273,700,343)	$ (231,061,172)	$ (206,889,091)